Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel
The aggregate compensation made to Directors and other members of key management personnel ("KMP") of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2026	2025
Short-term employee benefits	4,472,059	2,735,600
Long-term employee benefits	1,549	99,059
Post-employment benefits	48,410	30,720
Share based payments	4,224,739	7,237,185
	8,746,757	10,102,564

Schedule of Transactions with Other Related Parties
The following transactions with related parties were conducted on arm's length terms and conditions during the year ended June 30, 2026:

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	2025
Sale of product to a director	643	—
Commitment fee to related party(1)	80	—
Original Issue Discount ("OID") on credit-line facility(2)	1,875	—
Transaction cost on credit-line facility(2)	23	—
Purchase of goods and services(3)	25	—
(1)In September 2025, transaction fees were paid in association with a convertible note subscription agreement by Dr Gregory George, a non-executive director of Mesoblast Limited. The Group paid a commitment fee of $80,000 in cash and the Group also granted warrants to purchase 1,600,000 shares, at A$2.52 per share as a transaction fee in exchange for a service, namely, access to funding under the proposed convertible note facility. The warrants have a fair value of A$2,167,348 ($1,398,806) as at valuation date. Refer to Note 7(b)(iv) for more details on the warrants issued.
(2)In December 2025, the Group paid an OID fee and transaction costs as part of the $125.0 million five-year credit-line facility provided by Dr Gregory George, a non-executive director of Mesoblast Limited. Refer to Note 16(e) for more details on the credit-line facility.
(3)In April 2026, the Group engaged Doculogics, Inc. ("Doculogics") to provide electronic publishing services, including publishing software incorporating artificial intelligence capability, in support of the Group's Biologics License Application ("BLA") to the U.S. Food and Drug Administration ("FDA") for its chronic heart failure product. Doculogics is a company controlled by Ben Krause, the son of Philip Krause, a non-executive director of Mesoblast Limited, and is therefore a related party of the Group. The engagement provides for total fees of $100,000, payable on a stage-gated basis by reference to milestones achieved, with 25% payable on signing. As of June 30, 2026, this amount is within trade and other payables.
Loans to/from related parties comprised of the following:

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	2025
Opening balance	—	—
Loan advanced(1)	121,039	—
Less: transaction costs	(2,946)	—
Amortization of carrying amount	4,259	—
Interest paid	(3,117)	—
Closing Balance	119,235	—

(1)
In December 2025, the Group entered into a new $125.0 million five-year credit-line facility provided by Dr Gregory George, a non-executive director of Mesoblast Limited. The Group drew the first tranche of $75.0 million on closing in December 2025. In June 2026, the Group drew the second tranche of $50.0 million from the existing credit-line facility. The credit-line facility has a five year interest only period, at a fixed rate of 8.00% per annum, payable quarterly, and is secured solely with the TEMCELL royalty. Refer to Note 5(e)(i) for more details on the credit-line facility.
As part of the credit-line facility, warrants were granted to purchase 3,225,756 shares or 322,576 ADSs under a 1‑for‑10 ADS ratio, at A$3.20 per share, a 15% premium to the 30-day VWAP, with the ADS price calculated using the USD spot rate at the time of exercise. The loan proceeds were first allocated to the issue of warrants at fair value of $4.0 million (A$5.9 million), with the remainder to the credit-line facility. The Group has determined that an obligation to issue the warrants has arisen from the time the credit-line facility was signed; consequently, a liability for the warrants was recognized. Refer to Note 5(f)(vi) for more details on the warrants issued.